Capital Management - Summary of Dividends Declared or Paid (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jul. 29, 2022	Dec. 17, 2021	Apr. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Dividends [Abstract]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.30	$ 0.40	$ 0.70
Dividends	$ 129.6	$ 174.1	$ 309.9	$ 129.6	$ 484.0	$ 0.0